Advances for Vessels Under Construction and Vessels, net (Narrative) (Details) $ in Thousands			6 Months Ended
	Feb. 10, 2025 USD ($)	Feb. 08, 2024 Vessels	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 13, 2025 USD ($)	Dec. 31, 2024 USD ($)
Asset Acquisition [Line Items]
Number of vessels in agreement to acquire | Vessels		2
Advances for vessels under construction (Note 5)			$ 20,241			$ 19,558
Vessels under construction, capitalized interest			665
Interest cost capitalized included in advances for vessels under construction			1,811
Advances for vessels under construction capitalized during period			683
Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of vessel	$ 11,875				$ 11,800
Gain (loss) from sale of vessels	$ 1,500		$ 1,500	$ 1,572